FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2014 and 2013 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2014 Fair Value	2014 Carrying Value	2013 Fair Value	2013 Carrying Value
Cash and Cash Equivalents	1	100,736	100,736	65,675	65,675
Investment in NAO	1	55,223	55,223	-	-
Warrants in NAO	3	-	-	915	915
Credit Facility		(250,000)	(250,000)	(250,000)	(250,000)